SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Summary of share option transactions
The following summarizes share option transactions related to the Option Scheme in 2025, 2024 and 2023:

	2025		2024		2023
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	2,085,000	7.80	2,155,000	7.91	1,783,000	8.55
Granted	465,000	8.39	440,000	12.02	440,000	10.34
Exercised	(400,000)	8.08	(510,000)	7.35	—	—
Expired	—	—	—	—	(68,000)	9.47
Options outstanding at end of year	2,150,000	6.96	2,085,000	7.80	2,155,000	7.91

Exercisable at end of year	1,245,000	5.92	1,206,667	6.76	1,265,000	7.83